Label	Element	Value
Pacific Funds Portfolio Optimization Moderate
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT DATED MARCH 26, 2021

TO THE PACIFIC FUNDS PROSPECTUS DATED AUGUST 1, 2020

FOR CLASS A, CLASS C, CLASS I, CLASS R6 AND ADVISOR CLASS SHARES

This supplement revises the Pacific Funds Prospectus dated August 1, 2020 for Class A, Class C, Class I, Class R6 and Advisor Class Shares, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus.  This supplement applies to Pacific Funds Portfolio Optimization Moderate only.  The changes within this supplement are currently in effect.  Remember to review the Prospectus for other important information.  Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Change to the Fund Summary section

Risk/Return [Heading]	rr_RiskReturnHeading	Pacific Funds Portfolio Optimization Moderate
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following risk is added to the Principal Risks from Holdings in Underlying Funds subsection immediately before U.S. Government Securities Risk:

●                 Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility and be more vulnerable to economic, market and industry changes than larger, more established companies.